Fees Summary	Sep. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,560,000
Previously Paid Amount	0.00
Total Fee Amount	391.94
Total Offset Amount	0.00
Net Fee	391.94
Narrative - Max Aggregate Offering Price	$ 2,560,000
Final Prospectus	true